Advances to joint ventures (Details Textual) - USD ($) $ in Thousands	Jun. 30, 2016	Dec. 31, 2015
Advances to Joint Ventures [Line Items]
Due from Joint Ventures	$ 10,323	$ 13,991
SRV Joint Gas Ltd [Member]
Advances to Joint Ventures [Line Items]
Due from Joint Ventures	5,700	7,200
SRV Joint Gas Two Ltd [Member]
Advances to Joint Ventures [Line Items]
Due from Joint Ventures	$ 4,700	$ 6,800